General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2012
General and administrative expenses
in	2012	2011	2010

General and administrative expenses (CHF million)

Occupancy expenses	1,230	1,132	1,191

IT, machinery, etc.	1,472	1,452	1,348

Provisions and losses	694	704	533

Travel and entertainment	396	443	473

Professional services	1,932	2,074	2,176

Amortization and impairment of other intangible assets	36	30	35

Other	1,550	1,537	1,475

General and administrative expenses	7,310	7,372	7,231

Bank
General and administrative expenses
in	2012	2011	2010

General and administrative expenses (CHF million)

Occupancy expenses	1,201	1,104	1,163

IT, machinery, etc.	1,459	1,437	1,333

Provisions and losses	682	707	495

Travel and entertainment	382	427	456

Professional services	1,881	2,030	2,131

Amortization and impairment of other intangible assets	28	30	34

Other	1,635	1,672	1,684

General and administrative expenses	7,268	7,407	7,296